Consolidated Balance Sheets (Unaudited) - USD ($) $ in Millions		Jun. 30, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents		$ 382	$ 268	[1]
Customer receivables (less allowance for doubtful accounts)		1,908	1,749	[1]
Other receivables (less allowance for doubtful accounts)	[2]	188	331	[1]
Inventories		1,724	1,418	[1]
Regulatory assets		745	496	[1]
Other		780	899	[1]
Total current assets		5,727	5,161	[1]
Investments
Investment in equity method affiliates		1,467	1,278	[1]
Nuclear decommissioning trust funds	[3]	5,767	4,938	[1]
Other		362	344	[1]
Total investments		7,596	6,560	[1]
Property, Plant and Equipment
Property, plant and equipment		94,873	76,578	[1]
Accumulated depreciation, depletion and amortization		(27,732)	(22,018)	[1]
Total property, plant and equipment, net		67,141	54,560	[1]
Deferred Charges and Other Assets
Goodwill		8,985	6,410	[1]
Intangible assets, net		878	670	[1]
Regulatory assets		7,563	2,676	[1]
Operating lease assets		468
Pension and other postretirement benefit assets		1,561	1,279	[1]
Other		903	598	[1]
Total deferred charges and other assets		20,358	11,633	[1]
Total assets		100,822	77,914	[1]
Current Liabilities
Securities due within one year		2,364	3,624
Credit facility borrowings		0	73
Short-term debt		2,547	334
Accounts payable		787	914
Accrued interest, payroll and taxes		1,123	836
Regulatory liabilities		523	356
Other	[2]	2,159	1,510	[1]
Total current liabilities		9,503	7,647
Long-Term Debt
Long-Term Debt		31,853	26,328
Junior subordinated notes		4,795	3,430
Remarketable subordinated notes		0	1,386
Total long-term debt		36,648	31,144
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		6,185	5,116
Regulatory liabilities		10,808	6,840
Asset retirement obligations		4,984	2,250
Operating lease liabilities		404	0
Pension and other postretirement benefit liability		2,612	2,328
Other		1,297	541
Total deferred credits and other liabilities		26,290	17,075
Total liabilities		72,441	55,866
Commitments and Contingencies (see Note 18)				[1]
Equity
Preferred stock	[4]	1,596
Common stock - no par	[5]	20,660	12,588
Retained earnings		7,124	9,219
Accumulated other comprehensive loss		(1,683)	(1,700)
Total shareholders' equity		27,697	20,107
Noncontrolling interests		684	1,941
Total equity		28,381	22,048
Total liabilities and equity		100,822	77,914
Virginia Electric and Power Company
Current Assets
Cash and cash equivalents		17	29	[6]
Customer receivables (less allowance for doubtful accounts)		958	999	[6]
Other receivables (less allowance for doubtful accounts)		47	76	[6]
Affiliated receivables		196	101	[6]
Inventories		847	837	[6]
Regulatory assets	[7]	343	424
Other	[8]	410	529
Total current assets		2,475	2,571	[6]
Investments
Nuclear decommissioning trust funds	[9]	2,682	2,369	[6]
Other		3	3	[6]
Total investments		2,685	2,372	[6]
Property, Plant and Equipment
Property, plant and equipment		45,749	44,524	[6]
Accumulated depreciation, depletion and amortization		(13,877)	(14,003)	[6]
Total property, plant and equipment, net		31,872	30,521	[6]
Deferred Charges and Other Assets
Regulatory assets		1,872	737	[6]
Operating lease assets		191
Other	[8]	903	679
Total deferred charges and other assets		2,966	1,416	[6]
Total assets		39,998	36,880	[6]
Current Liabilities
Securities due within one year		2	350	[6]
Short-term debt		1,300	314	[6]
Accounts payable		253	339	[6]
Payables to affiliates		182	209	[6]
Affiliated current borrowings		71	224	[6]
Regulatory liabilities		188	299	[6]
Other	[8]	1,262	1,080
Total current liabilities		3,258	2,815	[6]
Long-Term Debt
Long-Term Debt		11,291	11,321	[6]
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		3,006	3,017	[6]
Regulatory liabilities		4,812	4,647	[6]
Asset retirement obligations		3,389	1,200	[6]
Operating lease liabilities		158
Other	[8]	1,120	833
Total deferred credits and other liabilities		12,485	9,697	[6]
Total liabilities		27,034	23,833	[6]
Commitments and Contingencies (see Note 18)				[1]
Equity
Common stock - no par	[10]	5,738	5,738
Other paid-in capital		1,113	1,113	[6]
Retained earnings		6,139	6,208	[6]
Accumulated other comprehensive loss		(26)	(12)	[6]
Total shareholders' equity		12,964	13,047	[6]
Total equity		12,964	13,047
Total liabilities and equity		39,998	36,880	[6]
Dominion Energy Gas Holdings, LLC
Current Assets
Cash and cash equivalents		183	99	[11]
Customer receivables (less allowance for doubtful accounts)	[12]	160	187	[11]
Other receivables (less allowance for doubtful accounts)	[12]	13	18	[11]
Affiliated receivables		335	319	[11]
Affiliated notes receivable		716	819	[11]
Inventories		120	97	[11]
Gas imbalances	[12]	57	187	[11]
Current assets of discontinued operations		326	444	[11]
Regulatory assets	[13]	9	8
Other	[12]	84	178	[11]
Total current assets		1,994	2,348	[11]
Investments
Affiliated notes receivable		4,565	4,317	[11]
Investment in equity method affiliates		331	339	[11]
Total investments		4,896	4,656	[11]
Property, Plant and Equipment
Property, plant and equipment		14,941	14,700	[11]
Accumulated depreciation, depletion and amortization		(3,379)	(3,219)	[11]
Total property, plant and equipment, net		11,562	11,481	[11]
Deferred Charges and Other Assets
Goodwill		1,471	1,471	[11]
Regulatory assets	[14]	43	52
Operating lease assets		39
Pension and other postretirement benefit assets	[12]	781	705	[11]
Other		211	241
Total deferred charges and other assets		2,502	2,417	[11]
Noncurrent assets of discontinued operations		6,051	5,849	[11]
Total assets		27,005	26,751	[11]
Current Liabilities
Securities due within one year		450	748	[11]
Credit facility borrowings	[11]		73
Short-term debt		250	10	[11]
Accounts payable		56	76	[11]
Payables to affiliates		69	124	[11]
Affiliated current borrowings		3,086	3,097	[11]
Regulatory liabilities	[15]	32	24
Current liabilities of discontinued operations		1,030	1,273	[11]
Other	[12]	295	354	[11]
Total current liabilities		5,236	5,755	[11]
Long-Term Debt
Long-Term Debt		7,031	7,022	[11]
Affiliated Long-Term Debt		395
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		1,338	1,330	[11]
Regulatory liabilities		810	765	[11]
Operating lease liabilities		32
Other		158	118	[11]
Total deferred credits and other liabilities		2,338	2,213	[11]
Noncurrent liabilities of discontinued operations		3,177	2,896	[11]
Total liabilities		18,177	17,886	[11]
Commitments and Contingencies (see Note 18)				[11]
Equity
Predecessor equity		2,859	1,804	[11]
Membership interests		4,729	4,566	[11]
Accumulated other comprehensive loss		(186)	(169)	[11]
Total members' equity		7,402	6,201	[11]
Noncontrolling interests		1,426	2,664	[11]
Total equity		8,828	8,865	[11]
Total liabilities and equity		$ 27,005	$ 26,751	[11]

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	See Note 10 for amounts attributable to related parties.
[3]	The fair value of securities in an unrealized loss position was $208 million and $833 million at June 30, 2019 and December 31, 2018, respectively.
[4]	20 million shares authorized; 2 million shares outstanding at June 30, 2019.
[5]	1.8 billion shares authorized and 803 million shares outstanding at June 30, 2019 and 1 billion shares authorized and 681 million shares outstanding at December 31, 2018.
[6]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[7]	Current regulatory assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
[8]	See Note 20 for amounts attributable to affiliates.
[9]	The fair value of securities in an unrealized loss position was $97 million and $404 million at June 30, 2019 and December 31, 2018, respectively.
[10]	500,000 shares authorized; 274,723 shares outstanding at June 30, 2019 and December 31, 2018.
[11]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[12]	See Note 20 for amounts attributable to related parties.
[13]	Current regulatory assets are presented in other current assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[14]	Noncurrent regulatory assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[15]	Current regulatory liabilities are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.